Subsequent Event - Additional Information (Detail) - USD ($) $ in Millions	2 Months Ended	12 Months Ended
	Mar. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash consideration received in lieu of cancellation		$ 1,831	$ 1,271
Subsequent Event [Member]
Cancellation of common shares	3,216,363
Stock-based compensation awards, common shares	76,119
Cash consideration received in lieu of cancellation	$ 168